Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 59.8%
Information Technology - 13.3%
Communications Equipment - 0.9%
Ciena Corp. (a)	21,716	$927,056
Cisco Systems, Inc.	600,363	28,793,409
F5 Networks, Inc. (a)	67,270	9,394,256
NetScout Systems, Inc. (a)	35,540	855,448

		39,970,169

Electronic Equipment, Instruments & Components - 0.6%
Avnet, Inc.	11,644	494,171
Belden, Inc.	16,903	929,665
CDW Corp./DE	126,320	18,043,549
IPG Photonics Corp. (a)	6,810	986,905
Littelfuse, Inc.	6,800	1,300,840
Novanta, Inc. (a)	17,690	1,564,504
TTM Technologies, Inc. (a)	65,422	984,601
Vishay Intertechnology, Inc.	12,640	269,106

		24,573,341

IT Services - 2.5%
Amdocs Ltd.	13,863	1,000,770
Automatic Data Processing, Inc.	91,786	15,649,513
Fidelity National Information Services, Inc.	120,859	16,810,278
Genpact Ltd.	20,513	865,033
Jack Henry & Associates, Inc.	14,241	2,074,486
PayPal Holdings, Inc. (a)	145,209	15,707,258
Visa, Inc. - Class A	292,685	54,995,512

		107,102,850

Semiconductors & Semiconductor Equipment - 1.9%
Broadcom, Inc.	73,280	23,157,946
Cree, Inc. (a)	12,216	563,768
Cypress Semiconductor Corp.	42,409	989,402
Entegris, Inc.	34,880	1,747,139
Inphi Corp. (a)	20,510	1,518,150
Intel Corp.	155,810	9,325,229
Kulicke & Soffa Industries, Inc.	42,192	1,147,622
Lattice Semiconductor Corp. (a)	82,248	1,574,227
MaxLinear, Inc. - Class A (a)	38,821	823,782
ON Semiconductor Corp. (a)	49,490	1,206,566
Texas Instruments, Inc.	191,835	24,610,512
Universal Display Corp.	6,543	1,348,316
Xilinx, Inc.	130,407	12,749,892

		80,762,551

Software - 5.1%
Adobe, Inc. (a)	53,564	17,665,943
Anaplan, Inc. (a)	29,666	1,554,498
ANSYS, Inc. (a)	5,654	1,455,396
Aspen Technology, Inc. (a)	17,473	2,113,010
Avalara, Inc. (a)	18,760	1,374,170
Cerence, Inc. (a)	9,014	203,987

Company	Shares	U.S. $ Value
Check Point Software Technologies Ltd. (a)	121,414	$13,472,097
Citrix Systems, Inc.	87,356	9,687,780
CommVault Systems, Inc. (a)	22,703	1,013,462
Elastic NV (a)	20,260	1,302,718
Fair Isaac Corp. (a)	2,710	1,015,383
HubSpot, Inc. (a)	10,072	1,596,412
Manhattan Associates, Inc. (a)	21,590	1,721,802
Microsoft Corp. (b)	863,153	136,119,228
Nuance Communications, Inc. (a)	72,118	1,285,864
Oracle Corp.	463,018	24,530,694
Slack Technologies, Inc.-Class A (a)	25,410	571,217
Smartsheet, Inc.-Class A (a)	31,030	1,393,868
Splunk, Inc. (a)	8,682	1,300,303
Trade Desk, Inc. (The)-Class A (a)	5,419	1,407,748
Verint Systems, Inc. (a)	20,156	1,115,836
Zoom Video Communications, Inc.-Class A (a)	8,075	549,423

		222,450,839

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc. (b)	319,449	93,806,199
NCR Corp. (a)	40,768	1,433,403
Xerox Holdings Corp. (a)	157,118	5,792,941

		101,032,543

		575,892,293

Financials - 9.6%
Banks - 5.1%
Associated Banc-Corp.	59,504	1,311,468
Bank of America Corp.	1,690,192	59,528,562
Citigroup, Inc.	447,772	35,772,505
Comerica, Inc.	15,330	1,099,927
JPMorgan Chase & Co.	383,767	53,497,120
PNC Financial Services Group, Inc. (The)	93,954	14,997,877
Sterling Bancorp./DE	53,650	1,130,942
SVB Financial Group (a)	4,063	1,019,976
Synovus Financial Corp.	32,978	1,292,738
Texas Capital Bancshares, Inc. (a)	18,283	1,037,926
Umpqua Holdings Corp.	67,023	1,186,307
Webster Financial Corp.	22,294	1,189,608
Wells Fargo & Co.	879,209	47,301,444
Zions Bancorp NA	30,236	1,569,853

		221,936,253

Capital Markets - 0.7%
Ares Management Corp.-Class A	43,626	1,557,012
Goldman Sachs Group, Inc. (The)	120,372	27,677,134
Stifel Financial Corp.	22,431	1,360,440
Tradeweb Markets, Inc.-Class A	24,100	1,117,035

		31,711,621

Company	Shares	U.S. $ Value
Consumer Finance - 0.5%
OneMain Holdings, Inc.	19,114	$805,655
Synchrony Financial	580,988	20,921,378

		21,727,033

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc.-Class B (a)	203,522	46,097,733

Insurance - 2.1%
American Financial Group, Inc./OH	10,953	1,200,996
Everest Re Group Ltd.	66,432	18,391,035
Fidelity National Financial, Inc.	442,766	20,079,438
First American Financial Corp.	13,317	776,647
Hanover Insurance Group, Inc. (The)	5,290	722,984
Kemper Corp.	13,827	1,071,593
Old Republic International Corp.	12,082	270,274
Progressive Corp. (The)	432,214	31,287,972
Reinsurance Group of America, Inc.-Class A	97,167	15,844,051
Selective Insurance Group, Inc.	9,790	638,210

		90,283,200

Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	38,282	1,399,590
Essent Group Ltd.	20,030	1,041,360

		2,440,950

		414,196,790

Health Care - 9.1%
Biotechnology - 1.4%
Aimmune Therapeutics, Inc. (a)	20,150	674,420
Allogene Therapeutics, Inc. (a)	17,237	447,817
Arena Pharmaceuticals, Inc. (a)	9,690	440,120
Ascendis Pharma A/S (Sponsored ADR) (a)	5,827	810,652
BeiGene Ltd. (Sponsored ADR) (a)	3,198	530,100
Biogen, Inc. (a)	16,064	4,766,671
Biohaven Pharmaceutical Holding Co., Ltd. (a)	15,057	819,703
Blueprint Medicines Corp. (a)	10,144	812,636
Coherus Biosciences, Inc. (a)	17,520	315,448
Deciphera Pharmaceuticals, Inc. (a)	12,773	794,992
Gilead Sciences, Inc.	177,681	11,545,711
Gossamer Bio, Inc. (a)	17,405	272,040
Incyte Corp. (a)	12,980	1,133,414
Invitae Corp. (a)	39,847	642,732
Madrigal Pharmaceuticals, Inc. (a)	3,370	307,041
Neurocrine Biosciences, Inc. (a)	14,554	1,564,409
NextCure, Inc. (a)	10,851	611,237
Precision BioSciences, Inc. (a)	15,533	215,753
Regeneron Pharmaceuticals, Inc. (a)	36,597	13,741,442
Sarepta Therapeutics, Inc. (a)	8,490	1,095,550
Ultragenyx Pharmaceutical, Inc. (a)	14,416	615,707
Vertex Pharmaceuticals, Inc. (a)	83,901	18,370,124

		60,527,719

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 1.3%
Edwards Lifesciences Corp. (a)	106,159	$24,765,833
Insulet Corp. (a)	11,237	1,923,775
Intuitive Surgical, Inc. (a)	12,034	7,113,899
Medtronic PLC	173,483	19,681,646
Penumbra, Inc. (a)	10,233	1,680,975

		55,166,128

Health Care Providers & Services - 2.2%
Amedisys, Inc. (a)	11,040	1,842,797
Anthem, Inc.	93,006	28,090,602
Guardant Health, Inc. (a)	20,032	1,565,301
Molina Healthcare, Inc. (a)	7,963	1,080,500
UnitedHealth Group, Inc. (b)	208,835	61,393,313

		93,972,513

Health Care Technology - 0.0%
Teladoc Health, Inc. (a)	25,478	2,133,018

Life Sciences Tools & Services - 0.1%
10X Genomics, Inc. (a)	11,676	890,295
ICON PLC (a)	17,605	3,032,109

		3,922,404

Pharmaceuticals - 4.1%
Eli Lilly & Co.	16,348	2,148,618
GW Pharmaceuticals PLC (Sponsored ADR) (a)	2,091	218,635
Johnson & Johnson (b)	227,228	33,145,748
Merck & Co., Inc.	352,766	32,084,068
Novo Nordisk A/S (Sponsored ADR)	249,888	14,463,517
Pfizer, Inc.	934,550	36,615,669
Revance Therapeutics, Inc. (a)	19,608	318,238
Roche Holding AG (Sponsored ADR)	866,619	35,236,729
Zoetis, Inc.	191,064	25,287,320

		179,518,542

		395,240,324

Communication Services - 6.9%
Diversified Telecommunication Services - 1.8%
Comcast Corp.-Class A	1,034,985	46,543,275
Verizon Communications, Inc.	515,452	31,648,753

		78,192,028

Entertainment - 1.0%
Electronic Arts, Inc. (a)	171,599	18,448,608
Roku, Inc. (a)	9,650	1,292,135
Walt Disney Co. (The)	177,447	25,664,160

		45,404,903

Interactive Media & Services - 3.9%
Alphabet, Inc.-Class C (a)(b)	75,521	100,973,087

Company	Shares	U.S. $ Value
Facebook, Inc.-Class A (a)(b)	325,407	$66,789,787

		167,762,874

Media - 0.1%
Criteo SA (Sponsored ADR) (a)	37,462	649,217
Discovery, Inc.-Class A (a)	45,549	1,491,274

		2,140,491

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (a)	52,583	4,123,559

		297,623,855

Consumer Discretionary - 6.8%
Auto Components - 0.6%
Cooper-Standard Holdings, Inc. (a)	15,005	497,566
Dana, Inc.	63,305	1,152,151
Lear Corp.	7,712	1,058,086
Magna International, Inc.-Class A (United States)	431,054	23,639,001

		26,346,804

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	14,377	2,160,720
Chegg, Inc. (a)	46,963	1,780,367
Houghton Mifflin Harcourt Co. (a)	67,264	420,400
Strategic Education, Inc.	10,580	1,681,162

		6,042,649

Hotels, Restaurants & Leisure - 0.6%
Bloomin’ Brands, Inc.	46,128	1,018,045
Chipotle Mexican Grill, Inc.-Class A (a)	1,710	1,431,458
McDonald’s Corp.	19,499	3,853,198
Papa John’s International, Inc.	17,393	1,098,368
Planet Fitness, Inc. (a)	28,824	2,152,576
Starbucks Corp.	180,888	15,903,673

		25,457,318

Household Durables - 0.1%
Lennar Corp.-Class A	18,545	1,034,626
NVR, Inc. (a)	452	1,721,401
Taylor Morrison Home Corp.-Class A (a)	47,526	1,038,918
Tempur Sealy International, Inc. (a)	18,030	1,569,692

		5,364,637

Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	7,651	14,137,824
Booking Holdings, Inc. (a)	11,822	24,279,196
eBay, Inc.	62,084	2,241,853

		40,658,873

Leisure Products - 0.1%
Brunswick Corp./DE	18,900	1,133,622

Company	Shares	U.S. $ Value
Callaway Golf Co.	36,488	$773,546

		1,907,168

Multiline Retail - 0.5%
Dollar General Corp.	131,200	20,464,576

Specialty Retail - 3.2%
AutoZone, Inc. (a)	24,712	29,439,653
Burlington Stores, Inc. (a)	11,620	2,649,708
Dynatrace, Inc. (a)	53,888	1,363,366
Five Below, Inc. (a)	16,042	2,051,130
Foot Locker, Inc.	20,530	800,465
Home Depot, Inc. (The)	224,736	49,077,848
Michaels Cos., Inc. (The) (a)	30,071	243,274
National Vision Holdings, Inc. (a)	56,496	1,832,165
Ross Stores, Inc.	157,248	18,306,812
Signet Jewelers Ltd.	20,290	441,105
TJX Cos., Inc. (The)	505,913	30,891,048
Williams-Sonoma, Inc.	4,175	306,612

		137,403,186

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	18,480	705,012
NIKE, Inc.-Class B	288,784	29,256,707
Skechers U.S.A., Inc.-Class A (a)	20,754	896,365

		30,858,084

		294,503,295

Industrials - 3.8%
Aerospace & Defense - 1.2%
AAR Corp.	22,602	1,019,350
Axon Enterprise, Inc. (a)	26,193	1,919,423
Boeing Co. (The)	62,519	20,366,190
Hexcel Corp.	22,732	1,666,483
L3Harris Technologies, Inc.	6,695	1,324,740
Northrop Grumman Corp.	23,621	8,124,915
Raytheon Co.	75,406	16,569,714

		50,990,815

Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	13,048	1,018,005
Hub Group, Inc.-Class A (a)	13,650	700,108

		1,718,113

Airlines - 0.6%
Alaska Air Group, Inc.	19,212	1,301,613
Delta Air Lines, Inc.	371,169	21,705,963
Hawaiian Holdings, Inc.	29,875	875,039
SkyWest, Inc.	14,752	953,422

		24,836,037

Building Products - 0.1%
Armstrong World Industries, Inc.	15,902	1,494,311
Masonite International Corp. (a)	18,535	1,338,412

Company	Shares	U.S. $ Value
Trex Co., Inc. (a)	18,292	$1,644,085

		4,476,808

Commercial Services & Supplies - 0.0%
Copart, Inc. (a)	16,698	1,518,516

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	16,310	1,465,127
Quanta Services, Inc.	27,328	1,112,523
Tutor Perini Corp. (a)	36,380	467,847

		3,045,497

Electrical Equipment - 0.3%
AMETEK, Inc.	16,179	1,613,694
Eaton Corp. PLC	87,744	8,311,112
EnerSys	14,504	1,085,334
Regal Beloit Corp.	7,664	656,115

		11,666,255

Industrial Conglomerates - 0.7%
Carlisle Cos., Inc.	12,136	1,964,090
Honeywell International, Inc.	164,184	29,060,568

		31,024,658

Machinery - 0.1%
Gardner Denver Holdings, Inc. (a)	34,673	1,271,806
IDEX Corp.	9,764	1,679,408
Kennametal, Inc.	24,245	894,398
Nordson Corp.	11,180	1,820,551
Terex Corp.	23,680	705,190

		6,371,353

Professional Services - 0.0%
CoStar Group, Inc. (a)	2,300	1,376,090

Road & Rail - 0.6%
Kansas City Southern	2,570	393,621
Knight-Swift Transportation Holdings, Inc.	57,896	2,074,993
Norfolk Southern Corp.	121,090	23,507,202

		25,975,816

Trading Companies & Distributors - 0.1%
BMC Stock Holdings, Inc. (a)	3,442	98,751
MRC Global, Inc. (a)	47,868	652,919
SiteOne Landscape Supply, Inc. (a)	16,638	1,508,235
United Rentals, Inc. (a)	5,270	878,878

		3,138,783

		166,138,741

Consumer Staples - 3.7%
Beverages - 0.7%
Cott Corp.	78,085	1,068,203
PepsiCo, Inc.	222,461	30,403,745

		31,471,948

Company	Shares	U.S. $ Value
Food & Staples Retailing - 1.7%
Casey’s General Stores, Inc.	8,754	$1,391,798
Costco Wholesale Corp. (b)	69,526	20,435,082
Grocery Outlet Holding Corp. (a)	41,103	1,333,792
US Foods Holding Corp. (a)	374,023	15,667,824
Walmart, Inc. (b)	278,080	33,047,027

		71,875,523

Food Products - 0.1%
Hain Celestial Group, Inc. (The) (a)	44,093	1,144,434
Nomad Foods Ltd. (a)	65,711	1,469,955

		2,614,389

Household Products - 0.8%
Procter & Gamble Co. (The)	283,468	35,405,153

Tobacco - 0.4%
Altria Group, Inc.	365,002	18,217,250

		159,584,263

Energy - 2.6%
Energy Equipment & Services - 0.1%
Cactus, Inc. - Class A	22,006	755,246
Dril-Quip, Inc. (a)	15,333	719,271
Oil States International, Inc. (a)	39,170	638,863
Patterson-UTI Energy, Inc.	55,846	586,383
RPC, Inc.	52,290	273,999

		2,973,762

Oil, Gas & Consumable Fuels - 2.5%
Chevron Corp.	218,401	26,319,504
Cimarex Energy Co.	6,393	335,569
EOG Resources, Inc.	362,251	30,342,144
HollyFrontier Corp.	16,691	846,401
Phillips 66	148,356	16,528,342
QEP Resources, Inc.	94,463	425,083
Royal Dutch Shell PLC (Sponsored ADR)	555,015	33,284,250

		108,081,293

		111,055,055

Real Estate - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Campus Communities, Inc.	25,222	1,186,191
Americold Realty Trust	27,857	976,666
Camden Property Trust	11,689	1,240,203
Cousins Properties, Inc.	27,513	1,133,536
CubeSmart	380,668	11,983,429
Easterly Government Properties, Inc.	35,707	847,327
Empire State Realty Trust, Inc. - Class A	45,658	637,386
MGM Growth Properties LLC - Class A	36,630	1,134,431
Mid-America Apartment Communities, Inc.	264,731	34,907,430
Park Hotels & Resorts, Inc.	35,683	923,119
Regency Centers Corp.	258,372	16,300,689
STAG Industrial, Inc.	41,580	1,312,680

Company	Shares	U.S. $ Value
Sun Communities, Inc.	49,144	$7,376,514

		79,959,601

Real Estate Management & Development - 0.5%
CBRE Group, Inc. - Class A (a)	345,134	21,153,263

		101,112,864

Utilities - 1.2%
Electric Utilities - 1.2%
Alliant Energy Corp.	26,156	1,431,256
American Electric Power Co., Inc.	419,847	39,679,740
NextEra Energy, Inc.	32,676	7,912,820
PNM Resources, Inc.	15,539	787,983

		49,811,799

Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	6,950	527,992

Multi-Utilities - 0.0%
Black Hills Corp.	10,507	825,220
NiSource, Inc.	17,242	480,017

		1,305,237

		51,645,028

Materials - 0.5%
Chemicals - 0.4%
FMC Corp.	14,930	1,490,312
Orion Engineered Carbons SA	41,304	797,167
Trinseo SA	17,460	649,687
Westlake Chemical Corp.	227,620	15,967,543

		18,904,709

Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	60,109	1,000,815
Sealed Air Corp.	19,773	787,559

		1,788,374

Metals & Mining - 0.0%
Alcoa Corp. (a)	29,140	626,801
Carpenter Technology Corp.	16,938	843,174

		1,469,975

		22,163,058

Total Common Stocks (cost $1,678,136,093)		2,589,155,566

INVESTMENT COMPANIES - 40.0%
Funds and Investment Trusts - 40.0% (c)(d)
AB All Market Real Return Portfolio - Class Z	31,873,094	277,295,916
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	18,012,564	201,920,843
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	55,248,815	684,532,821
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	8,452,590	99,317,936

Company	Shares	U.S. $ Value
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	3,142,052	$90,271,155
Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio - Class Z	21,709,330	381,650,014

Total Investment Companies (cost $1,556,188,534)		1,734,988,685

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bills - 0.3%
U.S. Treasury Bill Zero Coupon, 2/06/20-2/13/20 (e) (cost $10,483,511)	$10,500	10,484,311

	Shares
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.53% (c)(d)(f) (cost $1,172,727)	1,172,727	1,172,727

Total Investments - 100.1% (cost $3,245,980,865) (g)		4,335,801,289
Other assets less liabilities - (0.1)%		(2,233,589)

Net Assets - 100.0%		$4,333,567,700

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	9,915	March 2020	$414,726,518	$(1,095,276)
FTSE 100 Index Futures	143	March 2020	14,204,439	60,260
Mini MSCI Emerging Market Futures	2,054	March 2020	115,044,540	4,572,568
TOPIX Index Futures	1,703	March 2020	269,740,279	(443,531)
U.S. T-Note 2 Yr (CBT) Futures	1,998	March 2020	430,569,000	(143,831)
U.S. T-Note 10 Yr (CBT) Futures	3,590	March 2020	461,034,531	(3,564,194)
U.S. Ultra Bond (CBT) Futures	916	March 2020	166,397,125	(4,397,093)
Sold Contracts
Hang Seng Index Futures	170	January 2020	30,837,493	(189,004)
MSCI Singapore IX ETS Futures	392	January 2020	10,827,763	13,542
Russell 2000 E-Mini Futures	396	March 2020	33,077,880	(671,831)
S&P 500 E-Mini Futures	2,100	March 2020	339,265,500	(8,946,567)
S&P Mid 400 E-Mini Futures	166	March 2020	34,275,680	(761,806)
S&P/TSX 60 Index Futures	1,579	March 2020	246,209,942	(865,007)
SPI 200 Futures	492	March 2020	56,993,956	1,734,039

				$(14,697,731)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CHF	26,031	USD	26,339	1/10/20	$(566,055)
Bank of America, NA	EUR	3,698	USD	4,127	1/16/20	(24,855)
Barclays Bank PLC	USD	56,087	NZD	87,821	1/17/20	3,043,358
BNP Paribas SA	SEK	699,940	USD	73,196	1/08/20	(1,553,082)
BNP Paribas SA	USD	85,720	NOK	783,341	1/08/20	3,508,239
BNP Paribas SA	USD	26,892	SEK	260,436	1/08/20	920,428
BNP Paribas SA	USD	13,314	NZD	20,320	1/17/20	367,440
BNP Paribas SA	AUD	85,371	USD	58,500	1/23/20	(1,439,102)
Citibank, NA	USD	56,954	NOK	507,282	1/08/20	829,582
Citibank, NA	USD	57,595	SEK	554,825	1/08/20	1,657,284
Citibank, NA	GBP	61,756	USD	81,006	1/10/20	(811,905)
Citibank, NA	EUR	47,467	USD	53,071	1/16/20	(216,890)
Citibank, NA	USD	66,243	EUR	59,372	1/16/20	408,154
Citibank, NA	USD	58,974	AUD	85,371	1/23/20	964,979
Citibank, NA	USD	41,383	JPY	4,473,664	1/30/20	(157,316)
Credit Suisse International	NOK	345,340	USD	38,244	1/08/20	(1,092,955)
Credit Suisse International	GBP	65,747	USD	84,914	1/10/20	(2,192,413)
Credit Suisse International	USD	75,362	EUR	67,809	1/16/20	761,265
Credit Suisse International	AUD	63,362	USD	43,218	1/23/20	(1,269,250)
Credit Suisse International	USD	23,066	CAD	30,503	1/23/20	426,384
Goldman Sachs Bank USA	USD	44,331	GBP	33,949	1/10/20	647,219
Goldman Sachs Bank USA	NZD	83,145	USD	54,568	1/17/20	(1,412,784)
Goldman Sachs Bank USA	JPY	4,033,879	USD	36,934	1/30/20	(238,259)
Goldman Sachs Bank USA	USD	74,875	JPY	8,091,809	1/30/20	(307,939)
HSBC Bank USA	USD	40,566	GBP	31,493	1/10/20	1,157,769
HSBC Bank USA	USD	42,398	NZD	64,036	1/17/20	717,901
JPMorgan Chase Bank, NA	NOK	1,520,949	USD	166,226	1/08/20	(7,021,964)
JPMorgan Chase Bank, NA	USD	83,639	NOK	750,394	1/08/20	1,836,117
JPMorgan Chase Bank, NA	USD	131,972	SEK	1,269,884	1/08/20	3,643,649
JPMorgan Chase Bank, NA	CHF	28,632	USD	29,029	1/10/20	(564,259)
JPMorgan Chase Bank, NA	USD	28,951	CHF	28,404	1/10/20	406,463
JPMorgan Chase Bank, NA	NZD	33,596	USD	21,349	1/17/20	(1,271,607)
JPMorgan Chase Bank, NA	USD	56,476	NZD	86,630	1/17/20	1,851,948
JPMorgan Chase Bank, NA	USD	43,903	AUD	63,362	1/23/20	584,221
Morgan Stanley & Co., Inc.	USD	55,171	SEK	530,515	1/08/20	1,484,492
Morgan Stanley & Co., Inc.	USD	63,296	JPY	6,905,209	1/30/20	336,830
Natwest Markets PLC	EUR	76,015	USD	83,787	1/16/20	(1,547,818)
Natwest Markets PLC	JPY	528,936	USD	4,883	1/30/20	8,648
Royal Bank of Canada	NZD	54,225	USD	34,561	1/17/20	(1,948,731)
Standard Chartered Bank	CHF	83,438	USD	85,172	1/10/20	(1,067,015)
State Street Bank & Trust Co.	NZD	149	USD	95	1/17/20	(5,422)
State Street Bank & Trust Co.	USD	97	NZD	149	1/17/20	3,274
UBS AG	SEK	647,544	USD	66,676	1/08/20	(2,477,889)
UBS AG	USD	27,811	CHF	27,262	1/10/20	366,491
UBS AG	USD	4,295	GBP	3,361	1/10/20	158,249
UBS AG	CAD	86,781	USD	65,301	1/23/20	(1,535,636)

						$(2,632,762)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	The rate shown represents the 7-day yield as of period end.

(g)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,150,149,298 and gross unrealized depreciation of investments was $(77,659,367), resulting in net unrealized appreciation of $1,072,489,931.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
ETS	-	Emission Trading Scheme
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$2,589,155,566		$	– 0	–	$	– 0	–	$2,589,155,566
Investment Companies	1,734,988,685			– 0	–		– 0	–	1,734,988,685
Short-Term Investments:
U.S. Treasury Bills	– 0	–		10,484,311			– 0	–	10,484,311
Investment Companies	1,172,727			– 0	–		– 0	–	1,172,727

Total Investments in Securities	4,325,316,978			10,484,311			– 0	–	4,335,801,289
Other Financial Instruments (b):
Assets:
Futures	4,572,568			1,807,841			– 0	–	6,380,409
Forward Currency Exchange Contracts	– 0	–		26,090,384			– 0	–	26,090,384
Liabilities:
Futures	(19,350,329)			(1,727,811)			– 0	–	(21,078,140)
Forward Currency Exchange Contracts	– 0	–		(28,723,146)			– 0	–	(28,723,146)

Total	$4,310,539,217			$7,931,579		$	– 0	–	$4,318,470,796

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

												Distributions
Affiliated Issuer	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)		Market Value 12/31/19 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$261,465	$5,685	$	– 0	–	$	– 0	–	$10,146		$277,296	$5,685	$	– 0	–
Bernstein Fund, Inc. - International Small Cap Portfolio	184,172	3,872		– 0	–		– 0	–	13,877		201,921	3,872		– 0	–
Bernstein Fund, Inc. - International Strategic Equities Portfolio	629,804	13,749		– 0	–		– 0	–	40,980		684,533	13,749		– 0	–
Bernstein Fund, Inc. - Small Cap Core Portfolio	91,019	465		– 0	–		– 0	–	7,834		99,318	465		– 0	–
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	80,435	1,563		– 0	–		– 0	–	8,273		90,271	1,563		– 0	–
Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio	352,034	5,973		– 0	–		– 0	–	23,643		381,650	5,973		– 0	–
Government Money Market Portfolio	125,722	208,944		333,493			– 0	–	– 0	–	1,173	256		– 0	–

Total	$1,724,651	$240,251		$333,493		$	– 0	–	$104,753		$1,736,162	$31,563	$	– 0	–